Fair Value of Financial Instruments	12 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures Text Block

Note 15.  Fair Value of Financial Instruments

The recorded amounts of the Company's cash and cash equivalents, accounts receivable and accounts payable at September 30, 2012 and 2011 approximate fair value based upon the relatively short-term nature of these financial instruments. Within cash and cash equivalents, the Company had $230.0 million and $491.1 million of investments in money market accounts as of September 30, 2012 and 2011, respectively. The fair values of the money market accounts were determined on unadjusted quoted prices in active markets for identical assets, otherwise known as Level 1 inputs. The recorded amount of debt (see Note 6) and the corresponding fair value, which is estimated based on quoted market prices, as of September 30, 2012 were $1,395.9 million and $1,584.7 million, respectively. The recorded amount of debt and the corresponding fair value, which is estimated based on quoted market prices, as of September 30, 2011 were $1,343.1 million and $1,485.2 million, respectively. The fair values of debt were determined based on quoted market prices, otherwise known as Level 2 inputs.